FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December Expense Example, No Redemption - FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December - FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December
Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 87
Expense Example, No Redemption, 3 Years	271
Expense Example, No Redemption, 5 Years	471
Expense Example, No Redemption, 10 Years	$ 1,049